Financial Instruments - Liquidity Risk (Details) $ in Thousands	Nov. 24, 2020 installment	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Financial Instruments
Long-term government loan payable		$ 4,299	$ 3,777
Lease payable		175	218	$ 242
Contribution agreement with the FedNor
Financial Instruments
Number of equal quarterly instalments | installment	19
Less than 1 Year | Convertible Note
Financial Instruments
Accounts payable and accrued liabilities		8,828	18,864	3,544
Loan payable			3,436
Interest payable				3,137
Lease payable		122	117
Total		8,950	22,417	6,681
Between 1 - 2 Years | Convertible Note
Financial Instruments
Loan payable			3,445
Interest payable				3,547
Long-term government loan payable			996
Lease payable		125	119
Total		125	4,560	3,547
More than 2 Years | Convertible Note
Financial Instruments
Loan payable			6,589
Interest payable				11,837
Long-term government loan payable		4,299	3,737	1,000
Convertible notes payable		67,453	48,759	50,339
Lease payable		160	289
Total		$ 71,912	$ 59,374	$ 63,176